First Eagle Variable Funds

1345 Avenue of the Americas

New York, NY 10105

May 5, 2022

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First Eagle Variable Funds (the “Trust”), File Nos. 33-96668; 811-09092

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the:

(1)	form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), the Trust’s most recent amendment; and
(2)	text of the Amendment was filed electronically via EDGAR on April 18, 2022 (SEC Accession No.: 0000930413-22-000721).

Sincerely,

/s/ Casey Walker
Casey Walker